Lease liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Lease liabilities	Leases (right of use assets and lease liabilities)
The Group leases various premises, equipment, and vehicles. Rental contracts are typically made for fixed periods ranging from a few months to five years. The rental contracts for the premises in Sweden (10 and 20 years) and Austria (15 years) include a significantly longer fixed period. Generally, the rental contracts do not include an option for early termination or prolongation of the rental period. The rental contracts for the premises in Solna, Sweden include options to terminate the agreements earlier. The notice period is between one and six years. At the commencement date, it was not reasonably certain that these early termination options were to be exercised, so they were not included in the valuation of the lease liabilities and right of use assets.
Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices.
Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, which is generally the case for leases in the Group, the Group uses its incremental borrowing rate. The incremental borrowing rate depends on the term, currency and start date of the lease and is determined based on a series of inputs including: the risk-free rate based on government bond rates; a country-specific risk adjustment; a credit risk adjustment based on bond yields; and an entity-specific adjustment when the risk profile of the entity that enters into the lease is different than that of the Group and the lease does not benefit from a guarantee from the Group. Valneva uses incremental borrowing rates between 0.013% and 6.523%, depending on the currency and the remaining term until maturity. For the rental contracts for the premises in Sweden interest rates of 2.493% and 3.401% were determined following significant increases in right of use assets in Sweden.
The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset. This includes also the major contracts for the premises in Austria and Sweden, which contain variable payments based on inflation rates or on published interest rates.
Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.
Payments associated with short-term leases of equipment and vehicles and all leases of low-value assets (below €5,000) are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less and for which there is no option for the lessee to prolong the contract to more than 12 months or there is no reasonable certainty that such an option will be exercised. Low-value assets comprise mainly IT equipment and small items of office furniture.
The Group does not have residual value guarantees in the rental contracts.
5.13.1 Development of right-of-use assets and lease liabilities

€ in thousand	Right-of-use assets
	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Furniture, fittings and other	Total assets	Lease Liabilities
YEAR ENDED 31 DECEMBER, 2021
Opening net book value	43,121	37	216	43,374	52,088
Additions	7,642	—	231	7,874	7,873
Amortization	(2,628)	(22)	(135)	(2,784)	—
Revaluation due to variable payments	199	—	3	202	202
Termination of contracts	—	—	(41)	(41)	(44)
Lease payments	—	—	—	—	(3,601)
Interest expenses	—	—	—	—	802
Exchange rate differences	(341)	—	3	(339)	(496)
CLOSING NET BOOK VALUE	47,993	15	278	48,285	56,822

(In € thousand)	Right-of-use assets
	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Furniture, fittings and other	Total assets	Lease Liabilities
YEAR ENDED 31 DECEMBER, 2022
Opening net book value	47,993	15	278	48,285	56,822
Additions	1,482	—	147	1,629	1,629
Amortization	(2,944)	(15)	(145)	(3,103)	—
Impairment charge	(4,178)	—	—	(4,178)	—
Revaluation due to variable payments	859	—	—	859	859
Termination of contracts	—	—	(32)	(32)	—
Lease payments	—	—	—	—	(3,900)
Interest expenses	—	—	—	—	833
Exchange rate differences	(1,847)	—	(10)	(1,857)	(2,669)
CLOSING NET BOOK VALUE	41,365	—	238	41,603	53,574
Revaluation of right-of-use (RoU) assets for land, buildings and leasehold improvements and lease liabilities in 2020 mainly refers to the partial early termination of the rental contract in Sweden.
For impairment test, see Note 5.15.
As at December 31, 2022, RoU assets decreased to €41.6 million from €48.3 million as at December 31, 2021, mainly due to amortization, impairment charges, and exchange rate differences, but partly offset by a new lease contract for office space in France which amounted to €1.0 million. Major lease agreements were for the premises in Austria (December 31, 2022: €23.1 million, December 31, 2021: €24.0 million) and Sweden (December 31, 2022: €16.3 million, December 31, 2021: € 22.1 million).
For more details on lease liabilities, see Note 5.27. For more details on the impairment charge, see Note 5.15.
5.13.2 Other amounts recognized in the consolidated income statement
Expense relating to short-term leases and leases of low-value assets as well as expenses relating to termination of lease contracts have not been material in 2022, 2021 and 2020. Income relating to revaluation of lease liabilities was €1.6 million in 2020 related to the partial early termination of the rental contract in Sweden, while there have been no substantive revaluations in 2022 and 2021.
Lease liabilities
Lease liabilities are effectively secured as the rights to the leased assets revert to the lessor in the event of default.
The development of lease liabilities is described in Note 5.13.
The maturity of non-current lease liabilities is as follows:

€ in thousand	As at December 31,
	2022	2021
Between 1 and 2 years	2,341	25,301
Between 2 and 3 years	2,232	2,150
Between 3 and 4 years	2,286	2,214
Between 4 and 5 years	2,322	2,289
Between 5 and 10 years	9,905	10,733
Between 10 and 15 years	8,998	9,114
Over 15 years	80	1,886
NON-CURRENT LEASE LIABILITIES	28,163	53,687
Current lease liabilities	25,411	3,135
TOTAL LEASE LIABILITIES	53,574	56,822
The carrying amounts of the Group’s lease liabilities are denominated in the following currencies:

€ in thousand	As at December 31,
	2022	2021
EUR	24,694	24,650
SEK	27,314	30,657
Other	1,566	1,515
TOTAL LEASE LIABILITIES	53,574	56,822